Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Sep. 03, 2014
Document Creation Date	dei_DocumentCreationDate	Aug. 29, 2014